Organization and Business Operations (Details) - USD ($)		1 Months Ended	3 Months Ended	7 Months Ended
	Feb. 12, 2021	Sep. 24, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 04, 2020
Organization and Business Operations (Details) [Line Items]
Proceeds from issuance initial public offering				$ 345,000,000
Common stock business combination redeem percentage				100.00%
Common stock redeem percentage				100.00%
Net tangible assets				$ 5,000,001
Dissolution expenses				100,000
Operating bank accounts			$ 325,151	1,121,103
Working capital of approximately				1,194,956
Interest earned on Trust Account			65,479	82,119
Offering costs paid by sponsor in exchange for founder shares				$ 25,000
Sponsor agreement, description	Our Sponsor also agreed that, at the Closing, it would deposit the Earnout Shares into the earnout escrow account and it would agree to cancel 1,284,750 shares of our Class B common stock and to transfer to a charitable foundation designated by the Company to advance its charitable objectives 428,250 shares of our Class B common stock.
Aggregate concideration			$ 3,790,000,000
Price per unit		$ 0.20
Class A Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock				34,500,000
Price per unit		11.50
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock		5,933,334
Proceeds from Issuance of underwriters (in Shares)		8,900,000
Amount of loans to the company by sponsor				$ 300,000
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock		4,500,000
Public offering excercise share units (in Shares)		4,500,000
Price per unit		$ 10.00
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock		34,500,000
Price per unit		$ 10.00
Subscription Agreements [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock	42,500,000
Price per unit	$ 10.00
Common stock, par value	$ 0.0001
Sharecare of voting rights, percentage	66.80%
Non-Redemption Agreements [Member]
Organization and Business Operations (Details) [Line Items]
Non-Redemption shares	4,197,245
Exercisable redemption of shares	41,972,450
Public Offering Price Member [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit		$ 0.35
Public Offering Price Member [Member] | Class A Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Common stock, par value			$ 0.0001